SCHEDULE OF FUTURE MINIMUM RENT PAYABLE UNDER NON-CANCELABLE OPERATING AND FINANCING LEASES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 61,147
Total lease payments	61,147
Less: imputed interest	(1,467)
Total operating lease liabilities, net of interest	$ 59,680	$ 125,009